UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2019

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investment	71.7%	0.0%	71.7%
Consumer Discretionary	2.7	0.0	2.7
Financials	2.6	0.0	2.6
Consumer Staples	2.0	0.0	2.0
Real Estate	2.0	0.0	2.0
Materials	2.3	(0.6)	1.7
Utilities	1.6	0.0	1.6
Industrials	2.1	(0.7)	1.4
Communication Services	1.4	0.0	1.4
Information Technology	1.8	(1.4)	0.4
Written Options	0.0	(0.2)	(0.2)
Energy	1.4	(1.8)	(0.4)
Health Care	0.6	(1.6)	(1.0)

Total			85.9
Other Assets and Liabilities, Net			14.1

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

FOREIGN COMMON STOCK — 13.5%

	Shares	Value

CANADA — 13.5%

Agnico Eagle Mines	5,070	$209,960

Boyd Group Income Fund	2,350	258,189

Canadian Apartment Properties ‡	7,670	274,407

Canadian Utilities, Cl A	6,380	175,870

CGI, Cl A *	2,480	178,507

Emera	7,850	294,792

Empire	12,060	268,260

Endeavour Mining *	16,120	228,859

Franco-Nevada	2,140	153,332

Gildan Activewear	4,840	178,470

Great Canadian Gaming *	6,760	259,814

H&R Real Estate Investment Trust	12,930	220,921

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value

CANADA — continued

Hydro One	13,990	$226,396

Intact Financial	3,430	280,632

Loblaw	4,490	219,959

Metro, Cl A	4,520	163,634

National Bank of Canada	3,480	165,779

Open Text	7,370	283,313

Pan American Silver	18,600	236,856

Parkland Fuel	5,770	177,833

Power Corp of Canada	11,170	256,301

PrairieSky Royalty	15,030	216,638

Quebecor, Cl B	11,510	287,041

RioCan Real Estate Investment Trust	8,640	166,131

Ritchie Bros Auctioneers	6,070	211,229

Shaw Communications, Cl B	8,050	163,019

Stantec	6,870	172,045

Toromont Industries	6,160	320,346

Tourmaline Oil	20,210	302,162

Wheaton Precious Metals	7,800	168,727

TOTAL FOREIGN COMMON STOCK (Cost $6,426,131)		6,719,422

COMMON STOCK — 7.0%

UNITED STATES — 7.0%

Communication Services — 0.5%

Fox *	740	28,853

Omnicom Group	1,410	112,842

Walt Disney	739	101,156

		242,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — 1.4%

AutoZone *	160	$164,530

Darden Restaurants	1,300	152,880

Genuine Parts	810	83,057

O’Reilly Automotive *	390	147,642

Ulta Beauty *	470	164,021

		712,130

Consumer Staples — 1.1%

Colgate-Palmolive	1,680	122,287

General Mills	3,090	159,043

Hershey	1,040	129,844

McCormick	890	137,033

		548,207

Financials — 0.7%

Annaly Capital Management ‡	7,880	79,509

Aon	490	88,269

Chubb	610	88,572

CME Group, Cl A	600	107,340

		363,690

Health Care — 0.6%

Anthem	360	94,691

Humana	360	91,948

McKesson	1,070	127,597

		314,236

Industrials — 0.2%

Republic Services, Cl A	1,070	88,617

Information Technology — 0.9%

Citrix Systems	790	79,758

Fiserv *	990	86,368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued

FleetCor Technologies *	540	$140,913

Palo Alto Networks *	620	154,275

		461,314

Materials — 0.3%

Newmont Goldcorp	4,040	125,482

Real Estate — 0.7%

HCP ‡	3,500	104,230

Public Storage ‡	520	115,014

Ventas ‡	1,720	105,109

		324,353

Utilities — 0.6%

American Electric Power	1,380	118,059

DTE Energy	930	116,910

Evergy	1,430	82,683

		317,652

TOTAL COMMON STOCK (Cost $3,289,580)		3,498,532

SHORT-TERM INVESTMENT — 71.7%

BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 2.320% (A) (Cost $35,752,229)	35,752,229	35,752,229

TOTAL INVESTMENTS IN SECURITIES — 92.2% (Cost $45,467,940)		$45,970,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

SECURITIES SOLD SHORT
COMMON STOCK — (2.4)%

	Shares	Value

UNITED STATES — (2.4)%

Health Care — (1.2)%

ABIOMED *	(340)	$(94,320)

Align Technology *	(300)	(97,404)

Bausch Health *	(8,440)	(194,920)

Illumina *	(320)	(99,840)

Seattle Genetics *	(1,380)	(93,536)

		(580,020)

Industrials — (0.2)%

United Rentals *	(840)	(118,373)

Information Technology — (1.0)%

Cognex	(1,860)	(93,800)

ON Semiconductor *	(4,340)	(100,080)

Splunk *	(780)	(107,671)

Square, Cl A *	(1,060)	(77,189)

Workday, Cl A *	(540)	(111,040)

		(489,780)

TOTAL COMMON STOCK (Proceeds $1,138,966)		(1,188,173)

FOREIGN COMMON STOCK — (3.7)%

CANADA — (3.7)%

ATS Automation Tooling Systems *	(15,345)	(245,689)

Canopy Growth *	(4,075)	(205,834)

Cenovus Energy	(22,150)	(219,566)

Encana	(27,865)	(193,019)

Enerplus	(25,785)	(235,966)

First Quantum Minerals	(13,360)	(141,109)

Hudbay Minerals	(21,445)	(142,785)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value

CANADA — continued

Shopify, Cl A *	(890)	$(216,405)

Suncor Energy	(7,200)	(237,438)

TOTAL FOREIGN COMMON STOCK (Proceeds $1,706,247)		(1,837,811)

TOTAL SECURITIES SOLD SHORT — (6.1)% (Proceeds $2,845,213)		$(3,025,984)

WRITTEN OPTIONS — (0.2)% (B)

TOTAL WRITTEN OPTIONS — (0.2)% (Proceeds $104,082)		$(104,222)

A list of the open contracts held by the Fund at April 30, 2019, is as follows:

WRITTEN OPTIONS — (0.2)%

	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Call Options

May 2019 S&P 500 E-mini 3rd Week Option	(6)	$(810,000)	$2,940.00	05/18/2019	$(9,270)

May 2019 S&P 500 E-mini 3rd Week Option	(7)	(945,000)	2,965.00	05/18/2019	(5,845)

May 2019 S&P 500 E-mini 3rd Week Option	(9)	(1,215,000)	2,985.00	05/18/2019	(4,050)

May 2019 U.S. 10 Year Future Option	(87)	(10,759,453)	123.50	05/18/2019	(46,219)

Put Options

May 2019 S&P 500 E-mini 3rd Week Option	(9)	(1,215,000)	2,765.00	05/18/2019	(1,507)

May 2019 S&P 500 E-mini 3rd Week Option	(7)	(945,000)	2,855.00	05/18/2019	(2,555)

May 2019 S&P 500 E-mini 3rd Week Option	(6)	(810,000)	2,895.00	05/18/2019	(3,510)

May 2019 U.S. 10 Year Future Option	(87)	(10,759,453)	123.50	05/18/2019	(31,266)

TOTAL WRITTEN OPTIONS (Premiums Received $104,082)					$(104,222)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

The open futures contracts held by the Fund at April 30, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Bank Bill	43	Mar-2021	$7,900,133	$7,876,138	$6,548
90-Day Bank Bill	43	Sep-2020	7,882,163	7,876,138	32,271
90-Day Bank Bill	43	Jun-2020	7,882,588	7,874,534	34,393
90-Day Bank Bill	43	Dec-2020	7,875,118	7,876,540	31,792
90-Day Euro$	54	Jun-2020	8,563,823	8,714,433	9,610
90-Day Euro$	53	Mar-2021	8,636,188	8,544,417	930
90-Day Euro$	46	Dec-2019	8,080,415	7,999,105	40,485
90-Day Euro$	46	Mar-2020	8,083,663	8,001,537	41,657
90-Day Euro$	46	Jun-2020	7,742,421	7,679,053	41,235
90-Day Euro$	32	Mar-2021	7,812,954	7,829,600	16,646
90-Day Euro$	32	Jun-2020	7,791,006	7,820,800	29,794
90-Day Euro$	32	Sep-2020	7,789,305	7,826,400	37,095
90-Day Euro$	51	Sep-2020	8,089,138	8,226,973	7,727
90-Day Euro$	50	Dec-2020	7,947,830	8,062,400	6,210
90-Day Euro$	46	Sep-2020	7,939,152	8,001,537	26,503
90-Day Euro$	32	Dec-2020	7,801,543	7,827,200	25,657
Amsterdam Index	12	May-2019	1,530,270	1,529,590	(680)
AUDUSD Currency	(87)	Jun-2019	(6,194,435)	(6,140,460)	53,975
Australian 10-Year Bond	14	Jun-2019	1,348,974	1,364,727	8,910
Australian 3-Year Bond	19	Jun-2019	1,524,263	1,525,951	8,588
British Pound	17	Jun-2019	1,374,054	1,388,581	14,527
CAC40 10 Euro Index	22	May-2019	1,368,177	1,368,615	438
CAD Currency	65	Jun-2019	4,860,285	4,859,075	(1,210)
Canadian 10-Year Bond	9	Jun-2019	926,460	928,282	(2,558)
CBOE Volatility Index	(46)	Jul-2019	(741,201)	(750,950)	(9,749)
CBOE Volatility Index	(42)	Jun-2019	(677,593)	(662,550)	15,043
CBOT Mini DJIA	9	Jun-2019	1,196,627	1,196,280	(347)
DAX Index	2	Jun-2019	692,692	692,647	(45)
Euro	(7)	Jun-2019	(985,771)	(985,819)	(48)
Euro STOXX 50	(42)	Jun-2019	(1,613,119)	(1,626,147)	(10,866)
Euro STOXX 50 Volatility	(436)	Jul-2019	(807,834)	(792,212)	19,826
Euro STOXX 50 Volatility	(321)	Jun-2019	(585,085)	(567,055)	17,678
Euro-Bob	37	Jun-2019	5,492,941	5,516,510	(5,689)
Euro-BTP	81	Jun-2019	11,705,443	11,852,285	232,212
Euro-Bund	42	Jun-2019	7,819,749	7,787,321	(23,261)
Euro-Buxl 30 Year Bond	1	Jun-2019	211,635	211,692	(1,232)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro-OAT	6	Jun-2019	$1,094,055	$1,090,199	$575
FTSE 100 Index	14	Jun-2019	1,346,096	1,345,743	(353)
FTSE MIB Index	7	Jun-2019	842,535	842,319	(216)
Hang Seng China Enterprises Index	1	May-2019	72,864	73,099	244
Hang Seng Index	1	May-2019	186,833	187,819	1,008
Japanese 10-Year Bond	(5)	Jun-2019	(6,833,412)	(6,855,335)	1,822
Japanese Yen	(111)	Jun-2019	(12,487,031)	(12,500,681)	(13,650)
Long Gilt 10-Year Bond	(26)	Jun-2019	(4,296,109)	(4,316,664)	384
Mexican Peso	91	Jun-2019	2,390,237	2,384,200	(6,037)
MSCI Singapore Index	(22)	May-2019	(615,734)	(612,315)	3,419
MSCI Taiwan Index	8	May-2019	329,249	326,960	(2,289)
NASDAQ 100 Index E-MINI	7	Jun-2019	1,093,208	1,092,000	(1,208)
New Zealand Dollar	31	Jun-2019	2,066,728	2,071,730	5,002
Nikkei 225 Index	2	Jun-2019	222,107	223,750	1,643
Nikkei 225 Index	(2)	Jun-2019	(398,879)	(399,479)	170
Norwegian Krone	(36)	Jun-2019	(8,426,064)	(8,362,800)	63,264
OMX Stockholm 30	(20)	May-2019	(353,929)	(351,474)	3,051
S&P 500 Index E-MINI	(8)	Jun-2019	(1,171,248)	(1,179,400)	(8,152)
S&P Mid Cap 400 Index E-MINI	2	Jun-2019	393,814	394,680	866
S&P TSX 60 Index	13	Jun-2019	1,930,170	1,927,924	(2,246)
SGX Nifty 50	16	May-2019	374,062	376,928	2,866
SPI 200 Index	(3)	Jun-2019	(335,043)	(333,301)	1,742
Swedish Krona	17	Jun-2019	3,633,155	3,596,860	(36,295)
Swiss Franc	(38)	Jun-2019	(4,692,883)	(4,683,500)	9,383
TOPIX Index	1	Jun-2019	144,744	144,980	(539)
U.S. 10-Year Treasury Note	13	Jun-2019	1,604,911	1,607,734	2,823
U.S. 2-Year Treasury Note	14	Jul-2019	2,979,676	2,982,109	2,433
U.S. 5-Year Treasury Note	52	Jul-2019	6,005,471	6,013,313	7,842
U.S. Long Treasury Bond	12	Jun-2019	1,763,926	1,769,625	5,699
U.S. Ultra Long Treasury Bond	3	Jun-2019	489,818	492,844	3,026

			$145,617,299	$146,083,035	$750,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

The open forward contracts held by the Fund at April 30, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Morgan Stanley	05/08/19	CAD	6,463,701	USD	4,844,053	$18,258

Percentages are based on Net Assets of $49,848,962.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.
(B)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT — Chicago Board of Trade

Cl — Class

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OAT — Obligations assimilables du Trésor

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD— United States Dollar

Yen —Japanese Currency

The following table summarizes the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$6,719,422	$—	$—	$6,719,422
Common Stock	3,498,532	—	—	3,498,532
Short-Term Investment	35,752,229	—	—	35,752,229

Total Investments in Securities	$45,970,183	$—	$—	$45,970,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(1,188,173)	$—	$—	$(1,188,173)
Foreign Common Stock	(1,837,811)	—	—	(1,837,811)

Total Securities Sold Short	$(3,025,984)	$—	$—	$(3,025,984)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(104,222)	$—	$—	$(104,222)
Futures Contracts*
Unrealized Appreciation	877,012	—	—	877,012
Unrealized Depreciation	(126,670)	—	—	(126,670)
Forwards Contracts*
Unrealized Appreciation	—	18,258	—	18,258

Total Other Financial Instruments	$646,120	$18,258	$—	$664,378

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2019, the Fund did not hold any level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $45,467,940)	$45,970,183
Foreign Currency, at Value (Cost $2,503,632)	2,498,784
Cash	8,190
Receivable from Prime Broker	4,516,293
Dividend and Interest Receivable	82,923
Reclaim Receivable	27,523
Unrealized Gain on Forward Foreign Currency Contracts	18,258
Receivable for Capital Shares Sold	35
Other Prepaid Expenses	8,435

Total Assets	53,130,624

Liabilities:
Securities Sold Short, at Value (Proceeds $2,845,213)	3,025,984
Written Options, at Value (Premiums Received $104,082)	104,222
Payable to Investment Adviser	48,443
Dividends Payable	4,991
Payable to Administrator	13,151
Chief Compliance Officer Fees Payable	7,362
Shareholder Servicing Fees Payable	1,297
Distribution Fees Payable	462
Variation Margin Payable	476
Payable to Trustees	485
Other Accrued Expenses and Other Payables	74,789

Total Liabilities	3,281,662

Net Assets	$49,848,962

Net Assets Consist of:
Paid-in Capital	$53,343,505
Total Distributable Loss	(3,494,543)

Net Assets	$49,848,962

Institutional Class Shares:
Net Assets	$49,840,314
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,356,321
Net Asset Value, Offering and Redemption Price Per Share	$9.30

Investor Class Shares:
Net Assets	$8,648
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	941
Net Asset Value, Offering and Redemption Price Per Share	$9.19

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$169,799
Interest	420,548
Less: Foreign Taxes Withheld	(23,684)

Total Investment Income	566,663

Expenses:
Investment Advisory Fees (Note 7)	418,459
Administration Fees (Note 6)	95,727
Trustees’ Fees	13,973
Chief Compliance Officer Fees (Note 5)	10,793
Distribution Fees, Investor Class Shares (Note 6)	11
Dividend and Interest Expense on Securities Sold Short (Note 2)	79,162
Legal Fees	45,410
Transfer Agent Fees (Note 6)	36,582
Custodian Fees (Note 6)	30,350
Audit Fees	24,311
Registration and Filing Fees	16,932
Other Expenses	30,332

Total Expenses	802,042

Less:
Waiver of Investment Advisory Fees (Note 7)	(124,840)

Net Expenses	677,202

Net Investment Loss	(110,539)

Net Realized Gain (Loss) on:
Investments	(268,162)
Securities Sold Short	2,036,917
Futures Contracts	538,616
Purchased and Written Options	577,394
Forward Currency Contracts	47,881
Foreign Currency Transactions	(134,599)

Net Realized Gain	2,798,047

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	492,822
Securities Sold Short	(1,525,989)
Futures Contracts	535,217
Purchased and Written Options	(51,047)
Forward Currency Contracts	(20,740)
Foreign Currency Translation	12,560

Net Change in Unrealized Depreciation	(557,177)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,240,870

Net Increase in Net Assets Resulting from Operations	$2,130,331

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:
Net Investment Loss	$(110,539)	$(526,758)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased Options, Written Options, Forward Currency Contracts and Foreign Currency Transactions	2,798,047	(5,511,028)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased Options, Written Options, Forward Currency Contracts and Foreign Currency Translation	(557,177)	1,571,464

Net Increase (Decrease) in Net Assets Resulting From Operations	2,130,331	(4,466,322)

Capital Share Transactions:
Institutional Class Shares
Issued	10,000	57,131
Redeemed	(424,727)	(3,334,359)

Net Institutional Class Shares Transactions	(414,727)	(3,277,228)

Investor Class Shares
Issued	465	2,592
Redeemed	(275)	(1,999)

Net Investor Class Shares Transactions	190	593

Net Decrease in Net Assets From Capital Share Transactions	(414,537)	(3,276,635)

Total Increase (Decrease) in Net Assets	1,715,794	(7,742,957)

Net Assets:
Beginning of Period	48,133,168	55,876,125

End of Period	$49,848,962	$48,133,168

Shares Transactions:
Institutional Class Shares
Issued	1,135	5,921
Redeemed	(48,319)	(350,722)

Total Institutional Class Shares Transactions	(47,184)	(344,801)

Investor Class Shares
Issued	51	285
Redeemed	(31)	(223)

Total Investor Class Shares Transactions	20	62

Net Decrease in Shares Outstanding From Share Transactions	(47,164)	(344,739)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Class Shares

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)

Net Asset Value, Beginning of Year/Period	$8.91		$9.72	$9.63	$10.35	$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)		(0.10)	(0.21)	(0.19)	(0.21)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.41		(0.71)	0.30	0.04	0.55	0.06

Total from Investment Operations	0.39		(0.81)	0.09	(0.15)	0.34	0.01

Dividends and Distributions:
Capital Gains	—		—	—	(0.57)	—	—
Return of Capital	—		—	—	— ^	—	—

Total Dividends and Distributions	—		—	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.30		$8.91	$9.72	$9.63	$10.35	$10.01

Total Return†	4.38%		(8.33)%	0.93%	(1.45)%	3.40%	0.10%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$49,840		$48,125	$55,868	$58,685	$58,928	$50,120

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	2.83	%††	3.23%	3.62%	2.94%	2.87%	2.89	%††

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.35	%††	3.71%	4.05%	3.22%	3.48%	3.93	%††

Ratio of Net Investment Loss to Average Net Assets	(0.46	)%††	(1.04)%	(2.14)%	(1.92)%	(2.01)%	(2.10	)%††

Portfolio Turnover Rate‡	138%		221%	548%	796%	603%	140%

*    Per share calculations were performed using average shares for the year/period.

†    Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††    Annualized.

‡    Portfolio turnover is for the period indicated and has not been annualized.

^    Amount represents less than $0.01 per share.

(1)    The Fund commenced operations on July 25, 2014.

(2)    Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% for the period ended April 30, 2019, and the years ended October 31, 2018, October 31, 2017, October 31, 2016, October 31, 2015, and the period ended October 31, 2014.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding

	Investor Class Shares

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)

Net Asset Value, Beginning of Year/Period	$8.81		$9.63	$9.54	$10.31	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)		(0.12)	(0.25)	(0.23)	(0.25)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.41		(0.70)	0.34	0.03	0.56	0.06

Total from Investment Operations	0.38		(0.82)	0.09	(0.20)	0.31	—

Dividends and Distributions:
Capital Gains	—		—	—	(0.57)	—	—
Return of Capital	—		—	—	— ^	—	—

Total Dividends and Distributions	—		—	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.19		$8.81	$9.63	$9.54	$10.31	$10.00

Total Return†	4.31%		(8.52)%	0.94%	(1.97)%	3.10%	0.00%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$9		$8	$8	$103	$1,909	$10

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.10	%††	3.48%	3.92%	3.27%	3.22%	3.28	%††

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.62	%††	3.96%	4.28%	3.56%	3.82%	66.30	%††

Ratio of Net Investment Loss to Average Net Assets	(0.72	)%††	(1.27)%	(2.61)%	(2.38)%	(2.39)%	(2.44	)%††

Portfolio Turnover Rate‡	138%		221%	548%	796%	603%	140%

*    Per share calculations were performed using average shares for the year/period.

†    Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††    Annualized.

‡    Portfolio turnover is for the period indicated and has not been annualized.

^    Amount represents less than $0.01 per share.

(1)    The Fund commenced operations on July 25, 2014.

(2)    Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.76% for the period ended April 30, 2019, 2.75% for the year ended October 31, 2018, 2.80% for the year ended October 31, 2017, 2.83% for the year ended October 31, 2016, 2.85% for the year ended October 31, 2015 and the period ended October 31, 2014, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2019.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e.,

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2019. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2019.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of April 30, 2019, as disclosed in the Fund’s Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2019, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of April 30, 2019, the Fund did not have open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2019, was as follows:

	Asset Derivatives April 30, 2019 Statement of Assets and Liability Location	Fair Value		Liability Derivatives April 30, 2019 Statement of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$146,151	*	Net Assets — Unrealized depreciation on futures contracts	$57,240	*
	Unrealized gain on forward foreign currency contracts	18,258		Unrealized loss on forward foreign currency contracts	—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	67,994	*	Net Assets — Unrealized depreciation on futures contracts	36,690	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	26,737
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	662,867	*	Net Assets — Unrealized depreciation on futures contracts	32,740	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	77,485

Total Derivatives not accounted for as hedging instruments		$895,270			$230,892

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$469,038	$47,881	$—	$516,919
Equity contracts	(268,299)	—	234,782	(33,517)
Interest rate contracts	337,877	—	342,612	680,489
Total	$538,616	$47,881	$577,394	$1,163,891

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$(108,278)	$(20,740)	$—	$(129,018)
Equity contracts	(39,131)	—	(48,863)	(87,994)
Interest rate contracts	682,626	—	(2,184)	680,442
Total	$535,217	$(20,740)	$(51,047)	$463,430

For the period ended April 30, 2019, the average notional amount of derivatives held was as follows:

Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$32,724,324
Currency Contracts
Average Notional Balance Long	$25,647,136
Average Notional Balance Short	61,206,352
Interest Rate Contracts
Average Notional Balance Long	$415,687,834
Average Notional Balance Short	50,842,802
Index Contracts
Average Notional Balance Long	$17,288,634
Average Notional Balance Short	23,385,590
Forwards:
Average Notional Balance Long	$16,992,945
Average Notional Balance Short	29,000
Options:
Average Notional Balance Short	$321,942

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate

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the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2019, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $95,727 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses

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incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the period ended April 30, 2019, there were no Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2020 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of April 30, 2019, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense

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cap in place at the time the expenses were waived to the Adviser were $246,252 expiring in 2020, $246,474 expiring in 2021, and $124,840 expiring in 2022.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of April 30, 2019 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Mizuho Alternative Investments, LLC

8. Investment Transactions:

For the period ended April 30, 2019, the Fund made purchases of $17,878,254 and sales of $30,815,602 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $22,331,327 and $10,992,255, respectively, for the period ended April 30, 2019. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and October 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2018	$—	$—	$—	$—
2017	—	—	—	—

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As of October 31, 2018, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards	$(5,581,028)
Late-Year Loss Deferral	(377,491)
Unrealized Appreciation	433,909
Other Temporary Differences	(100,264)

Total Accumulated Losses	$(5,624,874)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. As of October 31, 2018, Capital loss carryforwards for the Fund were short-term losses of $4,843,879 and long-term losses of $737,149. Capital loss carry forwards are subject to IRC Section 382 limitation.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at April 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 45,467,940	$692,775	$(190,532)	$502,243

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ (2,845,213)	$55,910	$(236,681)	$(180,771)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

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ASSET ALLOCATION RISK — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among strategies and Sub-Advisers will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity- linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a derivative, sell other assets to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FIXED INCOME MARKET RISK — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the

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case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

MARKET RISK — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

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TAX RISK — Income from certain commodity-linked derivative instruments that the Fund may invest in may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

UNREGISTERED FUND RISK — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

11. Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	99%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	2	100%

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In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 to April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Diversified Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,043.80	2.83%	$14.34

Hypothetical 5% Return	1,000.00	1,010.76	2.83	14.11
Fiera Diversified Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$1,043.10	3.10%	$15.70

Hypothetical 5% Return	1,000.00	1,009.42	3.10	15.45

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

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BOARD CONSIDERATIONS IN APPROVING THE MIZUHO ALTERNATIVE INVESTMENTS, LLC AMENDED AND RESTATED SUB-ADVISORY AGREEMENT FOR THE FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on March 14, 2019 (the “March 2019 Meeting”) to decide whether to approve an amended and restated sub-advisory agreement (the “New Agreement”) between Fiera Capital Inc., the Fund’s investment adviser (the “Adviser”), and Mizuho Alternative Investments, LLC (the “Sub-Adviser”). The Adviser proposed amending its sub-advisory agreement with the Sub-Adviser that was last renewed by the Board at a Board meeting held on June 13, 2018 (the “June 2018 Meeting”) (the “Prior Agreement”) to make non-material updates to the provisions relating to the Sub-Adviser’s investment guidelines and the Fund’s capital allocation program, in connection with the termination of the other sub-advisers of the Fund. The capital allocation program now allows the excess cash held by one Fund sub-adviser (“Sub-Adviser A”) to be reallocated to the Adviser or another sub-adviser (“Sub-Adviser B”) at the direction of the Adviser and provides that the Adviser will compensate both Sub-Adviser A and, if applicable, Sub-Adviser B without regard to the amount of excess cash allocated from Sub-Adviser A or allocated to Sub-Adviser B.

At the March 2019 Meeting, the Board reviewed the terms of the New Agreement, focusing on the amendments to the Prior Agreement. As part of its analysis of the terms of the New Agreement, the Board considered a memorandum from the Adviser describing its rationale for the non-material amendments to the Prior Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that it was reasonable to take into account the conclusions that the Board made when considering and evaluating the approval of the Prior Agreement at the June 2018 Meeting as part of its considerations to approve the New Agreement.

The following discussion outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Agreement at the June 2018 Meeting, and the conclusions made by the Board when determining to renew the Prior Agreement for an additional one-year term.

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In preparation for the June 2018 Meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Prior Agreement. Prior to the June 2018 Meeting, the Independent Trustees met to review and discuss the information provided and submitted a request for additional information to the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the June 2018 Meeting and other meetings held during the prior year, to help them decide whether to renew the Prior Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the sub-advisory fees paid to the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the June 2018 Meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Prior Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the June 2018 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Prior Agreement. In considering the renewal of the Prior Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

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Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Agreement. The Trustees also reviewed the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was available to the Board, as were the responses of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment sub-advisory services provided by the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Adviser were sufficient to support renewal of the Prior Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Adviser’s contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Prior Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the sub-advisory fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the sub-advisory fee paid to the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2019

and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the Prior Agreement. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margin of the Sub-Adviser with respect to the sub-advisement of the Fund was not unreasonable. The Board also considered the Sub-Adviser’s commitment to sub-advising the Fund.

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers, even though the Board noted that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the Prior Agreement. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fee was reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Approval of the New Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the New Agreement. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.